CONSOLIDATED SCHEDULE OF INVESTMENTS
Delaware Ivy Wilshire Global Allocation Fund (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)(B)	—*	$—

Leisure Products – 0.0%
Media Group Holdings LLC, Series H(A)(B)(C)(D)(E)	73	—*
Media Group Holdings LLC, Series T(A)(B)(C)(D)(E)	9	—*

		—*

Total Consumer Discretionary - 0.0%		—*

TOTAL COMMON STOCKS – 0.0%		$—*

(Cost: $69,815)

AFFILIATED MUTUAL FUNDS

Delaware Ivy Core Equity Fund, Class R6	2,324	53,248
Delaware Ivy Corporate Bond Fund, Class R6	3,280	21,448
Delaware Ivy Emerging Markets Equity Fund, Class R6	3,598	101,112
Delaware Ivy Global Bond Fund, Class R6	6,389	65,617
Delaware Ivy Government Securities Fund, Class R6	6,738	37,802
Delaware Ivy International Core Equity Fund, Class R6	6,387	133,736
Delaware Ivy International Small Cap Fund, Class R6	1,695	27,411
Delaware Ivy Large Cap Growth Fund, Class R6	2,496	91,006
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	902	10,539
Delaware Ivy Limited-Term Bond Fund, Class R6	2,991	32,994
Delaware Ivy Mid Cap Growth Fund, Class R6	347	15,890
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	563	10,758
Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund, Class R6	2,409	21,467
Delaware Ivy Pictet Targeted Return Bond Fund, Class R6	5,853	60,048
Delaware Ivy PineBridge High Yield Fund, Class R6	3,241	33,187
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	945	10,769
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	3,884	57,642
Delaware Ivy Pzena International Value Fund, Class R6	2,476	47,668

Delaware Ivy Securian Core Bond Fund, Class R6	9,407	103,104
Delaware Ivy Small Cap Core Fund, Class R6	431	10,726
Delaware Ivy Small Cap Growth Fund, Class R6	323	10,642
Delaware Ivy Value Fund, Class R6	4,035	113,057

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$1,069,871

(Cost: $856,329)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series D,
0.000%, 10-2-23(A)(F)	$7,285	1,275

Total Consumer Discretionary - 0.1%		1,275

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$1,275

(Cost: $6,617)

SHORT-TERM SECURITIES	Shares

Money Market Funds (G) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
0.030%	5,419	5,419

TOTAL SHORT-TERM SECURITIES – 0.5%		$5,419

(Cost: $5,419)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,076,565

(Cost: $938,180)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(389)

NET ASSETS – 100.0%		$1,076,176

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
COTA Racing & Entertainment LLC, Class B	9-18-14	–*	$–	$–
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,679	–*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,137	–*

		Principal
Circuit of the Americas LLC, Series D, 0.000%, 10-02-23	9-11-14	$7,285	6,617	1,275
			$76,433	$1,275

The total value of these securities represented 0.1% of net assets at September 30, 2021.

(B)No dividends were paid during the preceding 12 months.

(C)Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(D)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)Securities whose value was determined using significant unobservable inputs.

(F)Zero coupon bond.

(G)Rate shown is the annualized 7-day yield at September 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$—	*
Affiliated Mutual Funds	1,069,871	—	—
Corporate Debt Securities	—	1,275	—
Short-Term Securities	5,419	—	—
Total	$1,075,290	$1,275	$—	*

During the period ended September 30, 2021, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY WILSHIRE GLOBAL ALLOCATION FUND

WRA ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Ivy Wilshire Global Allocation Fund (referred to as “the Fund” in this subsection). The Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Company. A subscription agreement was entered into between the Fund and the Company comprising the entire issued share capital of the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2021 of the Company to the Fund (amounts in thousands).

Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Company Net Assets	Percentage of Fund Net Assets

WRA ASF III (SBP), LLC	4-9-13	4-23-13	$1,076,176	$8	0.00%

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$938,180

Gross unrealized appreciation	213,602

Gross unrealized depreciation	(75,217)

Net unrealized appreciation	$138,385